Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Optimal Power Limited
Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition

Cash	3,001
Intangible asset	53,287
Other liabilities	(3,030)
Deferred tax liabilities	(13,322)
Non-controlling interests	(7,987)
Total identifiable net assets acquired	31,949

CMRS Group Holding Limited
Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition

Cash	3,651
Restricted cash (Note (iii))	532
Accounts receivable	4,149
Intangible assets (Note (v))	2,194
Other assets	1,792
Deferred tax liabilities	(362)
Other liabilities	(6,216)
Total identifiable net assets acquired	5,740
Goodwill (Notes (iv), 13)	8,709

Note:

(i)	Out of the total cash consideration of US$4,335, US$959 was settled during the year ended December 31, 2020 and the remaining balance of US$3,376 was settled during the year ended December 31, 2021. There is no adjustment to the cash consideration amounts.
(ii)	Contingent consideration are contingently payable upon the satisfaction of certain financial performance targets of the Company and market conditions, which are to be settled partially by cash and partially by ordinary shares of the Company. The number of ordinary shares to be issued and allotted to sellers is determined using the 10-day moving average closing price of the ADS of the Company.
4	Acquisition (Continued)
(b)	Acquisition of CMRS Group Holding Limited (Continued)

Contingent consideration is measured at fair value at the acquisition date using projected milestone dates, probabilities of success and projected financial results of the CMRS Group discounted at its fair value as of the acquisition date.

In determining the fair value of the contingent consideration, an income approach was applied by using discounted cash flows. In this approach, projected risk-adjusted contingent payments are discounted back to the current period using a discounted cash flow model. The key assumptions used to determine the fair value of the contingent consideration include projected milestone dates within 24 months after acquisition date and discount rate of 4.32%. Increase or decrease in the fair value of contingent consideration liabilities primarily result from changes in the estimated probabilities of achieving net profits after tax thresholds or market share prices milestones during the period.

During the year ended December 31, 2021, the Company has partially settled contingent consideration payable with (i) total cash of US$2,024 and (ii) 183,740 Class A ordinary shares of the Company with a fair value of US$2,060 on the grant date of such consideration shares. The change in fair value recorded in consolidated statement of comprehensive loss under “other gains/(losses), net” for the years ended December 31, 2020 and 2021 amounted to a loss of US$81 and a gain of US$418, respectively.

During the year ended December 31, 2022, the Company has agreed with the sellers of CMRS Group on the settlement of the outstanding contingent consideration payable with a total cash of HK$100 million (equivalent to US$12,903), out of which US$ 7,742 has been settled during the year ended December 31, 2022, while the remaining unsettled amounts of US$3,458 and US$1,703, which are interest bearing at 5% per annum, are payable in the year 2023 and 2024, respectively. The fair value loss pertained to the contingent payable prior to the settlement agreement with the sellers of CMRS Group was recorded in consolidated statement of comprehensive loss under “other gains/(losses), net” for the year ended December 31, 2022 amounted to US$8,396.

(iii)	The restricted cash includes an escrow amount of US$506 deposited with a bank which has been repaid to the sellers in 2021.
(iv)	The excess of purchase price over tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill associated with the acquisition of CMRS Group was attributable to the expected synergy with the existing Enterprise Solutions and Marketing Solutions operations. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2020.
(v)	In determining the fair value of the intangible assets, an income approach was used. In this approach, significant estimates consist of discount rate of 22.3% and a growth rate on revenue ranging from 3.0% to 6.2% over a period of 4 years. The estimated amounts recognized on the acquired identifiable intangible assets and their estimated useful lives are shown in the following table:

Schedule of fair value of consideration transferred

Cash (Note (i))	4,335
Class A ordinary shares of the Company	2,440
Contingent consideration (Note (ii))	7,674
14,449

Schedule of estimated amounts recognized on acquired identifiable intangible asset and its estimated useful life

	Estimated	Gross carrying
Intangible asset	useful life	amount
Brand name	4 years	1,162
Customer relationship	4 years	1,032
		2,194

Schedule of unaudited proforma net revenues and net loss

For the year ended December 31,
2020
Net revenues	270,326
Net loss	(13,346)

Sky Gem International Limited
Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition

Other assets	2,000
Other liabilities	(17)
Non-controlling interests	(3,072)
Total identifiable net assets acquired, net of non-controlling interests	(1,089)
Goodwill (Note 13)	4,289

Schedule of fair value of consideration transferred

Cash	3,200

Parllay
Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition

Intangible assets	279
Deferred tax liabilities	(70)
Total identifiable net assets acquired	209
Goodwill (Note 13)	1,616

Schedule of fair value of consideration transferred

Cash consideration	1,825

Schedule of estimated amounts recognized on acquired identifiable intangible asset and its estimated useful life

Intangible asset	Estimated useful life	Gross carrying amount
Developed technology	5 years	279